Document And Entity Information	3 Months Ended
Mar. 31, 2020
Document Information Line Items
Entity Registrant Name	GRID DYNAMICS HOLDINGS, INC.
Document Type	S-1
Amendment Flag	false
Entity Central Index Key	0001743725
Entity Filer Category	Accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false